UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2341

                    Montgomery Street Income Securities, Inc.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)


                        101 California Street, Suite 4100
                             San Francisco, CA 94111
                             -----------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------

                                                          Principal      Value ($)
                                                          Amount ($)
                                                       ----------------------------



Consumer Discretionary 6.8%
Adesa, Inc., 7.625%, 6/15/2012                              100,000        103,000
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011        155,000        147,250
Cablevision Systems New York Group:
  144A, 5.67%*, 4/1/2009                                    155,000        161,200
  144A, 8.0%, 4/15/2012                                      35,000         36,575
Caesars Entertainment, Inc., 9.375%, 2/15/2007              145,000        161,675
Carrols Corp., 9.5%, 12/1/2008                               95,000         97,375
Choctaw Resort Development Enterprises, 9.25%,              210,000        224,175
  4/1/2009
Comcast Cable Communications Holdings, Inc., 8.375%,        116,000        140,475
  3/15/2013
Continental Cablevision, Inc., 9.0%, 9/1/2008             1,326,000      1,554,547
Cox Communications, Inc., 6.75%, 3/15/2011                  400,000        428,114
CSC Holdings, Inc., 7.875%, 12/15/2007                      245,000        260,006
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008         260,000        267,769
Dex Media East LLC/Financial, 12.125%, 11/15/2012           551,000        685,995
DIMON, Inc.:
  7.75%, 6/1/2013                                            75,000         73,125
  Series B, 9.625%, 10/15/2011                              395,000        416,725
EchoStar DBS Corp.:
  6.375%, 10/1/2011                                         145,000        146,812
  144A, 6.625%, 10/1/2014                                    45,000         44,719
Foot Locker, Inc., 8.5%, 1/15/2022                          120,000        127,800
Friendly Ice Cream Corp., 8.375%, 6/15/2012                 155,000        148,800
General Motors Corp., 8.25%, 7/15/2023                      160,000        168,305
Jacobs Entertainment Co., 11.875%, 2/1/2009                 255,000        288,150
Kellwood Co., 7.625%, 10/15/2017                             85,000         93,465
Liberty Media Corp.:
  3.38%*, 9/17/2006                                       3,000,000      3,032,130
  5.7%, 5/15/2013                                           115,000        113,693
LIN Television Corp., 6.5%, 5/15/2013                        80,000         81,800
Marquee, Inc., 144A, 5.97%*, 8/15/2010                       45,000         46,350
Mediacom LLC, 9.5%, 1/15/2013                               255,000        245,437
MGM MIRAGE, 8.375%, 2/1/2011                                265,000        292,494
NCL Corp., 144A, 10.625%, 7/15/2014                         135,000        141,413
PEI Holding, Inc., 11.0%, 3/15/2010                         190,000        220,637
Petro Stopping Centers, 9.0%, 2/15/2012                     245,000        259,700
Premier Entertainment Biloxi LLC\Finance, 10.75%,           130,000        137,150
  2/1/2012
PRIMEDIA, Inc.:
  144A, 7.086%*, 5/15/2010                                  165,000        165,825
  8.875%, 5/15/2011                                         145,000        145,000
Rent-Way, Inc., 11.875%, 6/15/2010                          100,000        109,000
Schuler Homes, Inc., 10.5%, 7/15/2011                       235,000        270,250
Sinclair Broadcast Group, Inc.:
  8.0%, 3/15/2012                                           405,000        420,187
  8.75%, 12/15/2011                                         135,000        146,475
Sonic Automotive, Inc., 8.625%, 8/15/2013                   220,000        232,650
TCI Communications, Inc., 6.875%, 2/15/2006                 450,000        471,818
Toys "R" Us, Inc.:
  7.375%, 10/15/2018                                        295,000        273,612
  7.875%, 4/15/2013                                         220,000        219,450
TRW Automotive, Inc., 11.0%, 2/15/2013                      200,000        238,000
United Auto Group, Inc., 9.625%, 3/15/2012                  215,000        237,037
Venetian Casino Resort LLC, 11.0%, 6/15/2010                165,000        190,987
Visteon Corp., 8.25%, 8/1/2010                              145,000        152,613
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009           155,000        163,913
Williams Scotsman, Inc., 9.875%, 6/1/2007                   190,000        181,925
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011            150,000        136,125
                                                                    ---------------
                                                                        14,101,728

Consumer Staples 0.5%
Agrilink Foods, Inc., 11.875%, 11/1/2008                     46,000         48,070
Gold Kist, Inc., 144A, 10.25%*, 3/15/2014                   125,000        138,750
North Atlantic Trading Co., 9.25%, 3/1/2012                 100,000         96,000
Pinnacle Foods Holding Corp.:
  144A, 8.25%, 12/1/2013                                    155,000        146,087
  144A, 8.25%, 12/1/2013                                     35,000         32,988
Standard Commercial Corp., 144A, 8.0%, 4/15/2012            140,000        143,500
Swift & Co., 12.5%, 1/1/2010                                 90,000         99,450
United Agri Products, Inc., 144A, 8.25%, 12/15/2011          70,000         75,600
VICORP Restaurants, Inc., 10.5%, 4/15/2011                   75,000         74,625
Wornick Co., 144A, 10.875%, 7/15/2011                       160,000        171,200
                                                                    ---------------
                                                                         1,026,270

Energy 5.2%
Avista Corp., 9.75%, 6/1/2008                               255,000        301,002
CenterPoint Energy Resources Corp., Series B, 7.875%,       750,000        884,077
  4/1/2013
Chesapeake Energy Corp.:
  6.875%, 1/15/2016                                         115,000        120,175
  9.0%, 8/15/2012                                           120,000        137,100
Citgo Petroleum Corp., 11.375%, 2/1/2011                    455,000        535,762
Duke Capital Corp., 4.302%, 5/18/2006                       800,000        811,504
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010              160,000        180,800
Edison Mission Energy, 7.73%, 6/15/2009                     270,000        283,500
El Paso Production Holding Corp., 7.75%, 6/1/2013           210,000        210,525
Enterprise Products Operating LP, 6.375%, 2/1/2013        2,000,000      2,145,770
FirstEnergy Corp.:
  Series B, 6.45%, 11/15/2011                               245,000        267,263
  Series C, 7.375%, 11/15/2031                            2,000,000      2,246,184
Frontier Oil Corp., 144A, 6.625%, 10/1/2011                 115,000        116,438
National Fuel Gas Co., 6.7%, 11/21/2011                   1,000,000      1,133,393
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007       205,000        209,100
Southern Natural Gas, 8.875%, 3/15/2010                     150,000        168,750
Stone Energy Corp., 8.25%, 12/15/2011                       245,000        263,988
Tri-State Generation & Transmission Association, 144A,      293,000        325,461
  7.144%, 7/31/2033
Williams Cos., Inc.:
  8.125%, 3/15/2012                                         225,000        259,313
  8.75%, 3/15/2032                                          200,000        223,500
                                                                     ---------------
                                                                        10,823,605

Financials 9.6%
Agfirst Farm Credit Bank, 8.393%*, 12/15/2016             1,170,000      1,354,504
Ahold Finance USA, Inc., 6.25%, 5/1/2009                    295,000        305,325
American General Finance Corp.:
  2.75%, 6/15/2008                                        1,775,000      1,715,056
  3.875%, 10/1/2009                                       1,425,000      1,412,553
AmeriCredit Corp., 9.25%, 5/1/2009                          350,000        371,875
BF Saul REIT, 7.5%, 3/1/2014                                305,000        311,100
Capital One Bank, 5.75%, 9/15/2010                           95,000        101,276
Consolidated Communications Holdings, 144A, 9.75%,          100,000        102,500
  4/1/2012
Dollar Financial Group, Inc., 9.75%, 11/15/2011              65,000         68,900
Downey Financial Corp., 6.5%, 7/1/2014                    1,600,000      1,675,570
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011              255,000        265,200
Farm Credit Bank of Texas, , 7.561%*, 11/29/2049            490,000        507,664
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024          250,000        295,277
Ford Motor Credit Co.:
  5.8%, 1/12/2009                                           400,000        414,596
  6.875%, 2/1/2006                                        1,895,000      1,982,970
General Motors Acceptance Corp.:
  5.625%, 5/15/2009                                         740,000        754,368
  6.875%, 9/15/2011                                         478,000        501,433
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                 536,000        525,888
HSBC Bank USA, Series BKNT, 3.875%, 9/15/2009             1,035,000      1,030,943
iStar Financial, Inc., 6.0%, 12/15/2010                     130,000        135,262
JPMorgan Chase & Co., 5.125%, 9/15/2014                   1,000,000      1,005,361
NiSource Finance Corp., 7.875%, 11/15/2010                1,500,000      1,772,607
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033       680,000        697,983
Poster Financial Group, Inc., 8.75%, 12/1/2011              140,000        145,775
PXRE Capital Trust I, 8.85%, 2/1/2027                       145,000        145,363
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012            140,000        169,750
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                 1,105,000      1,078,503
Republic New York Corp., 5.875%, 10/15/2008                 285,000        305,118
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                   115,000        119,025
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027         160,000        125,600
UGS Corp., 144A, 10.0%, 6/1/2012                             90,000         98,100
Universal City Development, 11.75%, 4/1/2010                255,000        297,075
                                                                    ---------------
                                                                        19,792,520

Health Care 1.4%
AmerisourceBergen Corp., 7.25%, 11/15/2012                   55,000         59,675
Curative Health Services, Inc., 10.75%, 5/1/2011            115,000        105,225
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009           150,000        138,000
Health Care Service Corp., 144A, 7.75%, 6/15/2011         1,500,000      1,745,335
InSight Health Services Corp., Series B, 9.875%,            120,000        120,000
  11/1/2011
Interactive Health LLC, 144A, 7.25%, 4/1/2011               135,000        116,100
Tenet Healthcare Corp., 6.375%, 12/1/2011                   640,000        574,400
                                                                     ---------------
                                                                         2,858,735

Industrials 3.6%
Allied Waste North America, Inc., Series B, 5.75%,          478,000        454,100
  2/15/2011
AMI Semiconductor, Inc., 10.75%, 2/1/2013                    72,000         83,880
BAE System 2001 Asset Trust, "B", Series B 2001, 144A,      685,021        739,005
  7.156%, 12/15/2011
Browning-Ferris Industries:
  7.4%, 9/15/2035                                            20,000         17,850
  9.25%, 5/1/2021                                           125,000        134,375
Cenveo Corp., 7.875%, 12/1/2013                             110,000        107,250
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                 95,000        100,225
Collins & Aikman Floor Cover, Series B, 9.75%,              300,000        318,000
  2/15/2010
Collins & Aikman Products, 10.75%, 12/31/2011               200,000        200,000
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012             200,000        200,500
Corrections Corp. of America, 9.875%, 5/1/2009              225,000        251,156
Dana Corp.:
  7.0%, 3/1/2029                                            250,000        251,250
  9.0%, 8/15/2011                                            95,000        114,712
Erico International Corp., 8.875%, 3/1/2012                 135,000        139,725
Golden State Petroleum Transportation Co., 8.04%,           125,000        126,551
  2/1/2019
Hercules, Inc.:
  144A, 6.75%, 10/15/2029                                   200,000        204,000
  11.125%, 11/15/2007                                       240,000        285,000
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008         195,000        214,988
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                250,000        278,750
Jostens IH Corp., 144A, 7.625%, 10/1/2012                   190,000        190,950
Joy Global, Inc., Series B, 8.75%, 3/15/2012                 15,000         16,950
Kansas City Southern:
  7.5%, 6/15/2009                                           295,000        301,637
  9.5%, 10/1/2008                                           155,000        169,725
Laidlaw International, Inc., 10.75%, 6/15/2011              160,000        182,600
Meritage Homes Corp., 7.0%, 5/1/2014                        180,000        184,500
Millennium America, Inc.:
  7.625%, 11/15/2026                                        325,000        299,000
  9.25%, 6/15/2008                                           55,000         60,638
  144A, 9.25%, 6/15/2008                                    145,000        159,862
Pride International, Inc., 144A, 7.375%, 7/15/2014           20,000         22,200
Samsonite Corp., 144A, 8.875%, 6/1/2011                      85,000         88,825
Sea Containers Ltd., 10.5%, 5/15/2012                       115,000        117,444
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011           160,000        159,200
Ship Finance International Ltd., 8.5%, 12/15/2013           280,000        278,600
Technical Olympic USA, Inc.:
  7.5%, 3/15/2011                                           115,000        117,013
  10.375%, 7/1/2012                                         180,000        201,600
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009      115,000        132,825
United Rentals North America, Inc.:
  6.5%, 2/15/2012                                           265,000        255,063
  7.0%, 2/15/2014                                            90,000         79,875
Westlake Chemical Corp., 8.75%, 7/15/2011                    88,000         98,780
                                                                    ---------------
                                                                         7,338,604

Information Technology 0.3%
Activant Solutions, Inc., 10.5%, 6/15/2011                  165,000        169,950
DigitalNet, Inc., 9.0%, 7/15/2010                            15,000         17,400
Itron, Inc., 144A, 7.75%, 5/15/2012                         135,000        135,338
Lucent Technologies, Inc., 6.45%, 3/15/2029                 365,000        295,650
                                                                    ---------------
                                                                           618,338

Materials 2.3%
ARCO Chemical Co., 9.8%, 2/1/2020                           635,000        661,987
Caraustar Industries, Inc., 9.875%, 4/1/2011                115,000        123,050
Dayton Superior Corp., 10.75%, 9/15/2008                    165,000        176,550
Equistar Chemicals LP, 8.75%, 2/15/2009                      55,000         59,263
Georgia-Pacific Corp.:
  8.0%, 1/15/2024                                           390,000        443,625
  9.375%, 2/1/2013                                          280,000        329,700
Huntsman Advanced Materials LLC, 144A, 11.0%,               215,000        249,400
  7/15/2010
Huntsman International LLC, 11.625%, 10/15/2010             230,000        266,225
IMC Global, Inc., 10.875%, 8/1/2013                         100,000        126,250
International Steel Group, Inc., 144A, 6.5%, 4/15/2014      365,000        365,000
ISPAT Inland, Inc., 9.75%, 4/1/2014                         215,000        237,038
Omnova Solutions, Inc., 11.25%, 6/1/2010                    120,000        134,400
Owens-Brockway Glass Container, 8.25%, 5/15/2013            170,000        181,050
Pliant Corp.:
  Step-up Coupon, 0% to 12/15/2006, 11.15% to                85,000         72,675
    6/15/2009
  11.125%, 9/1/2009                                         165,000        171,600
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011              95,000         96,900
TriMas Corp., 9.875%, 6/15/2012                             380,000        394,250
United States Steel LLC, 9.75%, 5/15/2010                   192,000        219,840
Weyerhaeuser Co., 6.875%, 12/15/2033                        455,000        493,544
                                                                    ---------------
                                                                         4,802,347

Telecommunication Services 2.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011          560,000        453,600
AT&T Corp., 8.75%, 11/15/2031                                60,000         65,400
Bell Atlantic Pennsylvania, Inc., Series A, 5.65%,          728,000        768,501
  11/15/2011
BellSouth Corp., 5.2%, 9/15/2014                            330,000        333,077
Cincinnati Bell, Inc.:
  7.2%, 11/29/2023                                          150,000        143,438
  8.375%, 1/15/2014                                         515,000        469,937
GCI, Inc., 7.25%, 2/15/2014                                 190,000        186,200
Insight Midwest LP, 9.75%, 10/1/2009                        115,000        120,175
MCI, Inc.:
  6.688%, 5/1/2009                                          445,000        428,868
  7.735%, 5/1/2014                                          390,000        369,525
Nextel Communications, Inc., 5.95%, 3/15/2014               165,000        161,700
Northern Telecom Capital, 7.875%, 6/15/2026                 300,000        289,500
PanAmSat Corp., 144A, 9.0%, 8/15/2014                       275,000        286,000
Qwest Corp.:
  7.25%, 9/15/2025                                        1,125,000      1,012,500
  144A, 7.875%, 9/1/2011                                    200,000        207,500
Triton PCS, Inc., 8.5%, 6/1/2013                             90,000         81,675
                                                                    ---------------
                                                                         5,377,596

Utilities 13.8%
AES Corp., 144A, 8.75%, 5/15/2013                           105,000        118,388
Allegheny Energy Supply Co. LLC, 144A, 8.25%,               195,000        215,475
  4/15/2012
American Electric Power Co., Inc., 6.125%, 5/15/2006      1,726,000      1,809,481
Appalachian Power Co., 6.8%, 3/1/2006                     1,000,000      1,052,137
Cleveland Electric Illuminating Co., 5.65%, 12/15/2013      635,000        657,075
CMS Energy Corp., 8.5%, 4/15/2011                           190,000        207,100
Consolidated Edison, Inc., 8.125%, 5/1/2010               1,115,000      1,344,631
Consumers Energy Co., 6.25%, 9/15/2006                    2,500,000      2,635,610
Dayton Power & Light Co., 144A, 5.125%, 10/1/2013           890,000        898,034
DPL, Inc., 6.875%, 9/1/2011                                 460,000        487,600
DTE Energy Co., Series A, 6.65%, 4/15/2009                1,275,000      1,392,137
Duke Energy Corp., Series D, 7.375%, 3/1/2010             1,500,000      1,714,230
Illinova Corp., 11.5%, 12/15/2010                           360,000        426,600
Kansas City Power & Light Co., 7.125%, 12/15/2005         1,300,000      1,369,974
New York State Gas & Electric, 4.375%, 11/15/2007         1,240,000      1,273,486
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                    515,000        551,694
Pacific Gas & Electric Co., 6.05%, 3/1/2034                 695,000        707,372
PG&E Corp., 6.875%, 7/15/2008                               380,000        411,350
PP&L Capital Funding, 7.75%, 4/15/2005                    2,000,000      2,050,054
Progress Energy, Inc., 6.75%, 3/1/2006                    2,050,000      2,152,812
PSI Energy, Inc.:
  8.57%, 12/27/2011                                       1,250,000      1,550,971
  8.85%, 1/15/2022                                        1,225,000      1,638,712
Puget Energy, Inc., 7.02%, 12/1/2027                      1,000,000      1,135,595
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010           265,000        284,875
Xcel Energy, Inc., 7.0%, 12/1/2010                        2,000,000      2,261,828
                                                                    ---------------
                                                                        28,347,221
-----------------------------------------------------------------------------------
Total Corporate Bonds (Cost $93,000,043)                                95,086,964


Antenna TV SA, 9.0%, 8/1/2007                               155,000        155,969
Aries Vermogensverwaltung GmbH, 144A, 9.6%, 10/25/2014      250,000        280,625
Axtel SA, 11.0%, 12/15/2013                                 225,000        230,625
Biovail Corp., 7.875%, 4/1/2010                             245,000        249,900
Burns Philp Capital Property, 10.75%, 2/15/2011              90,000         99,450
Cascades, Inc., 7.25%, 2/15/2013                            300,000        314,250
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014           240,000        228,600
Conproca SA de CV, 12.0%, 6/16/2010                         225,000        285,750
CP Ships Ltd., 10.375%, 7/15/2012                           205,000        234,725
Crown Euro Holdings SA, 10.875%, 3/1/2013                   130,000        151,125
Deutsche Telekom International Finance BV, 8.75%,           650,000        840,176
  6/15/2030
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009          100,000        106,208
Eircom Funding, 8.25%, 8/15/2013                            210,000        229,950
EMBRATEL, Series B, 11.0%, 12/15/2008                       170,000        188,275
Fage Dairy Industry SA, 9.0%, 2/1/2007                      425,000        427,125
Federative Republic of Brazil, 8.875%, 4/15/2024             20,000         19,160
Flextronics International Ltd., 6.5%, 5/15/2013             200,000        204,500
Grupo Posadas SA, 144A, 8.75%, 10/4/2011                     55,000         56,100
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012               275,000        272,937
Innova S. de R.L., 9.375%, 9/19/2013                        165,000        179,437
INTELSAT, 6.5%, 11/1/2013                                   145,000        118,900
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011      240,000        271,800
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014             180,000        196,200
LeGrand SA, 8.5%, 2/15/2025                                 185,000        211,825
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                     190,000        198,301
Luscar Coal Ltd., 9.75%, 10/15/2011                         230,000        261,050
Millicom International Cellular SA, 144A, 10.0%,            220,000        221,100
  12/1/2013
Mizuho Financial Group, 8.375%, 12/29/2049                1,255,000      1,357,761
Mobifon Holdings BV, 12.5% , 7/31/2010                       10,000         11,700
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010      170,000        170,425
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011              160,000        134,400
Nortel Networks Corp., 6.875%, 9/1/2023                      45,000         41,175
Nortel Networks Ltd., 6.125%, 2/15/2006                     450,000        459,000
PacifiCorp Australia LLC, 144A, 6.15%, 1/15/2008          1,000,000      1,081,940
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                595,000        673,837
QBE Insurance Group Ltd., 144A, 5.647%*, 7/1/2023           750,000        738,667
Republic of Turkey:
  9.0%, 6/30/2011                                           145,000        161,222
  9.5%, 1/15/2014                                            25,000         28,375
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014      185,000        170,200
Russian Ministry of Finance, Series VII, 3.0%,              150,000        118,875
  5/14/2011
Secunda International Ltd., 144A, 9.76%*, 9/1/2012           90,000         89,325
Shaw Communications, Inc.:
  Series B, 7.25%, 4/6/2011                                 130,000        141,375
  8.25%, 4/11/2010                                          320,000        361,600
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                  120,000        123,300
Stena AB, 9.625% , 12/1/2012                                 50,000         55,812
Tembec Industries, Inc., 8.5%, 2/1/2011                     450,000        470,250
TFM SA de CV:
  10.25%, 6/15/2007                                         420,000        434,700
  11.75% to 06/15/2009                                      275,000        277,750
  12.5%, 6/15/2012                                          120,000        133,200
Tyco International Group SA, 6.75%, 2/15/2011                28,000         31,503
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011      120,000        117,600
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013           205,000        190,137
-----------------------------------------------------------------------------------
Total Foreign Bonds -- US$ Denominated (Cost $13,458,720)                13,808,192



Automobile Receivables 1.3%
Drive Auto Receivables Trust, "A4", Series 2002-1,          775,000        784,034
  144A, 4.09%, 1/15/2008
MMCA Automobile Trust:
  "A4", Series 2002-2, 4.3%, 3/15/2010                    1,610,000      1,622,423
  "B", Series 2002-2, 4.67%, 3/15/2010                      169,768        167,359
                                                                    ---------------
                                                                         2,573,816

Credit Card Receivables 3.9%
Bank One Issuance Trust, "A1", Series 2002-A1, 1.87%*,    8,000,000      8,018,387
  1/15/2010

Home Equity Loans 1.7%
Asset Backed Securities Corp. Home Equity, "A", Series      139,513        140,211
  2003-HE2, 144A, 7.0%, 4/17/2033
Park Place Securities Trust, 144A, "A", Sereis              800,000        800,000
  2004-NIM, 4.458%, 8/25/2034
Residential Asset Securities Corp., "AI6", Series         1,306,012      1,376,956
  2000-KS1, 7.905%, 2/25/2031
Southern Pacific Secured Assets Corp., "A8", Series       1,242,438      1,240,997
  1998-2, 6.37%, 7/25/2029
                                                                    ---------------
                                                                         3,558,164

Miscellaneous 0.6%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%,      1,230,000      1,248,784
  7/2/2012
-----------------------------------------------------------------------------------
Total Asset Backed (Cost $15,433,203)                                   15,399,151


US Treasury Bills, 1.526%**, 11/12/2004                   7,000,000      6,987,603
US Treasury Bond, 6.0%, 2/15/2026                         4,593,000      5,236,557
US Treasury Note:
  3.125%, 10/15/2008                                        637,000        636,055
  4.375%, 8/15/2012                                       2,632,000      2,713,429
  7.0%, 7/15/2006                                         6,290,000      6,779,437
-----------------------------------------------------------------------------------
Total US Government Backed (Cost $22,175,832)                           22,353,081


Federal Home Loan Mortgage Corp., 2.875%, 12/15/2006     10,000,000      9,989,780
  (Cost $10,133,310)


Federal Home Loan Mortgage Corp., 6.0%, 5/1/2017          2,505,028      2,626,915
Federal National Mortgage Association:
  4.5%, 5/31/2017 (b)                                     9,000,000      8,966,250
  4.77%, 2/1/2014                                             1,584          1,610
  5.0%, 12/31/2017 (b)                                   13,000,000     13,203,125
  5.5%, 2/28/2032 (b)                                     9,000,000      9,118,125
  6.0% with various maturities from 1/1/2023 until       13,823,822     14,301,704
    5/31/2031 (b)
  6.5% with various maturities from 5/1/2017 until        1,290,968      1,364,300
    11/1/2024
  7.5%, 2/1/2033                                            127,063        128,832
  9.0%, 5/1/2009                                            606,186        655,596
-----------------------------------------------------------------------------------
Total US Government Agency Sponsored Pass-Throughs                      50,366,457
  (Cost $50,277,666)


Bank of America-First Union Commercial Mortgage, Inc.,      762,559        785,467
  "A1", Series 2001-3, 4.89%, 4/11/2037
CountryWide Alternative Loan Trust, "1A1", Series         1,089,208      1,170,423
  2004-J8, 7.0%, 9/25/2034
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2,      695,640        748,728
  144A, 6.82%, 10/15/2030
GS Mortgage Securities Corp. II"A2A", Series 2003-C1,       689,000        690,140
  3.59%, 1/10/2040
Master Alternative Loan Trust:
  "3A1", Series 2004-5, 6.5%, 6/25/2034                     719,849        746,828
  "8A1", Series 2004-3, 7.0%, 4/25/2034                     537,978        561,686
Structured Asset Securities Corp., "2A1", Series            385,847        398,695
  2003-1, 6.0%, 2/25/2018
-----------------------------------------------------------------------------------
Total Commercial and Non-Agency Mortgage-Backed Securities               5,101,967
  (Cost $5,077,355)


Fannie Mae Whole Loan:
  "2A", Series 2002-W1, 7.5%, 2/25/2042                     672,335        725,826
  "5A", Series 2004-W2, 7.5%, 3/25/2044                   1,245,826      1,353,668
Federal Home Loan Mortgage Corp.:
  "LC", Series 2682, 4.5%, 7/15/2032                        865,000        831,887
  "ME", Series 2691, 4.5%, 4/15/2032                      1,305,000      1,252,350
  "EG", Series 2836, 5.0%, 12/15/2032                       895,000        881,685
  "PD", Series 2844, 5.0%, 12/15/2032                     1,640,000      1,612,540
  "PQ", Series 2844, 5.0%, 5/15/2023                      1,540,000      1,587,340
  "TE", Series 2780, 5.0%, 1/15/2033                      1,130,000      1,116,463
  "CH", Series 2390, 5.5%, 12/15/2016                       590,000        610,589
  "LA", Series 1343, 8.0%, 8/15/2022                        451,413        469,950
Federal National Mortgage Association:
  "QC", Series 2002-11, 5.5%, 3/25/2017                     855,000        887,608
  "A2", Series 2002-T19 Grantor Trust, 7.0%, 7/25/2042      320,436        343,267
  "A1", Series 2001-T7, 7.5%, 2/25/2041                     914,602        988,091
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $12,596,538)            12,661,264


Delaware, NJ, Port Authority Revenue, Port District       1,000,000      1,168,870
  Project, Series A, 7.46%, 1/1/2011 (a)
Fultondale, AL, Core City, GO, 6.4%, 2/1/2022 (a)         1,340,000      1,454,878
Guin, AL, County GO, Series B, 8.25%, 6/1/2027 (a)        1,515,000      1,803,108
Idaho, Higher Education Revenue, Nazarene College         1,000,000      1,082,750
  Facilities, 8.34%, 11/1/2016, First Security Bank
  (c)
Illinois, State GO, 4.95%, 6/1/2023                         665,000        636,665
Metropolitan Washington, DC, Apartment Authority          1,365,000      1,411,710
  System, Series C, 5.39%, 10/1/2015 (a)
Pell City, AL, Core City GO, 5.4%, 8/1/2017 (a)           1,385,000      1,394,875
Reeves County, TX, County (GO) Lease, Certificate of      1,070,000      1,119,819
  Participation, Series IBC, 7.25%, 6/1/2011 (a)
Richmond, CA, General Obligation, Limited Pension         1,070,000      1,223,973
  Obligations, Series A, 7.19%, 8/1/2009 (a)
St. Paul, MN, Sales & Special Tax Revenue, Series A, 2,000,000 2,144,660 6.94%,
  11/1/2019 (a)
Texas, Multi Family Housing Revenue, Housing &            1,500,000      1,608,855
  Community Affairs Multi-Family, 6.85%, 12/1/2020 (a)
Washington, Industrial Development Revenue, 4.0%,           915,000        883,643
  10/1/2012 (a)
-----------------------------------------------------------------------------------
Total Municipal Investments (Cost $15,994,185)                          15,933,806



Consumer Discretionary 0.1%
DIMON, Inc., 6.25%, 3/31/2007 (Cost $221,742)               240,000        225,600





                                                             Shares      Value ($)
                                                             ------      ---------



Materials 0.0%
Hercules Trust II, 6.5% (Cost $55,060)                           90         69,300

                                                          Principal      Value ($)
                                                         Amount ($)
                                                       ----------------------------


Government National Mortgage Association:
  6.0%, 7/20/2034                                         1,165,908      1,208,464
  6.5% with various maturities from 11/20/2033 until      2,153,240      2,270,926
    8/20/2034
-----------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $3,463,676)         3,479,390


State Street Bank and Trust Co., 1.58% dated              3,570,932      3,570,932
  9/30/2004, to be repurchased at $3,571,089 on
  10/1/2004 (d) (Cost $3,570,932)


                                                             % of        Value ($)
                                                         Net Assets
                                                      ----------------------------

Total Investment Portfolio (Cost $245,458,262)               120.4   248,045,884
Other Assets and Liabilities, Net                           (20.4)  (41,977,551)
----------------------------------------------------------------------------------
Net Assets                                                   100.0   206,068,333



For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2004.
**  Annualized yield at time of purchase; not a coupon rate.
(a) Bond is insured by one of these companies:

Insurance Coverage                                           As a % of total
                                                        investment portfolio
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
AMBAC        AMBAC Assurance Corp.                                       0.6
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FGIC         Financial Guaranty Insurance Company                        0.6
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FSA          Financial Security Assurance                                1.3
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
MBIA         Municipal Bond Investors Assurance                          2.5
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
RADIAN       RADIAN Asset Assurance Incorporated                         0.7
-----------------------------------------------------------------------------

(b) Mortgage dollar rolls included.
(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) Repurchase agreement is collateralized by $2,630,000 US Treasury Bond, 8.125%, maturing on 8/15/2019 with a value of $3,649,125. Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio. 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Montgomery Street Income Securities


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Montgomery Street Income Securities

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004